Shareholder Fees	Oct. 30, 2026
Diamond Hill Short Duration Income Fund | Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.50%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1],[2]
Diamond Hill Short Duration Income Fund | Class C
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Diamond Hill Short Duration Income Fund | Class I
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Diamond Hill Short Duration Income Fund | Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Diamond Hill Core Bond Fund | Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	3.75%	[4]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4],[5]
Diamond Hill Core Bond Fund | Class C
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[6]
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Diamond Hill Core Bond Fund | Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	Class A shares were previously designated as Investor shares.
[2]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
[3]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class C shares made within 13 months following purchase.
[4]	Class A shares were previously designated as Investor shares.
[5]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
[6]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class C shares made within 13 months following purchase.